Fair value of financial instruments	3 Months Ended
Mar. 31, 2023
Fair Value Disclosures [Abstract]
Fair value of financial instruments

Note 12. Fair value of financial instruments

Recurring Fair Value Measurements

The fair value hierarchy table for the periods indicated is as follows:

	Fair value measurement on a recurring basis at reporting date using (1)
(In thousands)	Level 1	Level 2	Level 3	Total
Balance at March 31, 2023
Senior Secured Convertible Note (2), related party	$—	$—	$3,717	$3,717
Senior Secured Convertible Note (3), related party	—	—	5,725	5,725
Senior Secured Convertible Note (4)	—	—	1,660	1,660
Warrant liability	—	—	734	734
Total liabilities measured at fair value	$—	$—	$11,836	$11,836
Balance at December 31, 2022
Senior Secured Convertible Note (2), related party	$—	$—	$3,940	$3,940
Senior Secured Convertible Note (3), related party	—	—	6,068	6,068
Total liabilities measured at fair value	$—	$—	$10,008	$10,008

[1]	There were no transfers between the respective Levels during the three month period ended March 31, 2023 and the year ended December 21, 2022.

The Company assesses the inputs used to measure fair value using the three-tier hierarchy based on the extent to which inputs used in measuring fair value are observable in the market. For investments where little or no public market exists, management’s determination of fair value is based on the best available information which may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration various factors including earnings history, financial condition, recent sales prices of the issuer’s securities and liquidity risks.

Below are the changes to level 3 measured liabilities:

Level 3 measured
liabilities
Fair value at December 31, 2022	$10,008
Fair value of senior secured convertible notes issued	1,803
Fair value of warrants issued with senior secured convertible notes	1,530
Change in fair value	(1,505)
Fair value at March 31, 2023	$11,836